LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	$ 5,267	$ 5,419
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	9,941	5,245
Loans Receivable, Recorded Investment, Total Past Due	15,208	10,664
Loans Receivable, Recorded Investment, Loans Not Past Due	233,953	253,879
Loans Receivable, Recorded Investment, Total	249,161	264,543
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	4,481	5,290
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	9,060	5,034
Loans Receivable, Recorded Investment, Total Past Due	13,541	10,324
Loans Receivable, Recorded Investment, Loans Not Past Due	182,840	198,768
Loans Receivable, Recorded Investment, Total	196,381	209,092
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	14,002	14,506
Loans Receivable, Recorded Investment, Total	14,002	14,506
Residential Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	343	42
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	343	42
Loans Receivable, Recorded Investment, Loans Not Past Due	1,779	1,711
Loans Receivable, Recorded Investment, Total	2,122	1,753
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	364	0
Loans Receivable, Recorded Investment, Total Past Due	364	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,998	2,821
Loans Receivable, Recorded Investment, Total	2,362	2,821
Farm [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,644	1,843
Loans Receivable, Recorded Investment, Total	1,644	1,843
Non residential real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	375	35
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	396	140
Loans Receivable, Recorded Investment, Total Past Due	771	175
Loans Receivable, Recorded Investment, Loans Not Past Due	21,174	21,917
Loans Receivable, Recorded Investment, Total	21,945	22,092
Commercial and industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	88	0
Loans Receivable, Recorded Investment, Total Past Due	88	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,992	3,189
Loans Receivable, Recorded Investment, Total	2,080	3,189
Loans on deposits [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	0
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	2,564	2,710
Loans Receivable, Recorded Investment, Total	2,564	2,710
Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	23
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	33	23
Loans Receivable, Recorded Investment, Total Past Due	33	46
Loans Receivable, Recorded Investment, Loans Not Past Due	5,326	5,711
Loans Receivable, Recorded Investment, Total	5,359	5,757
Unsecured [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	68	0
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	0	48
Loans Receivable, Recorded Investment, Total Past Due	68	48
Loans Receivable, Recorded Investment, Loans Not Past Due	570	660
Loans Receivable, Recorded Investment, Total	638	708
Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, 30-89 Days Past Due	0	29
Loans Receivable, Recorded Investment, Equal To Greater Than 90 Days Past Due	0	0
Loans Receivable, Recorded Investment, Total Past Due	0	29
Loans Receivable, Recorded Investment, Loans Not Past Due	64	43
Loans Receivable, Recorded Investment, Total	$ 64	$ 72